FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Apr. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
BURTECH ACQUISITION CORP [Member]
Assets:
Assets, Total				$ 71,432,177	$ 295,802,694
Liabilities:
Derivative Liability	$ 446,776	$ 446,776
Change in fair value of derivative liability - Backstop Subscription Agreement	(89,929)	(446,776)
Backstop Subscription Agreement
Assets:
Assets, Total	61,302,000	61,302,000
Liabilities:
Financial Liabilities Fair Value Disclosure	172,283,000	172,283,000		36,435,000
Backstop Subscription Agreement | Pay to Play Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	15,977,000	15,977,000		14,641,000
Backstop Subscription Agreement | Two Thousand Twenty Three Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	148,551,000	148,551,000		18,064,000
Backstop Subscription Agreement | Warrant Liabilities [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	7,755,000	7,755,000		3,730,000
Backstop Subscription Agreement | BURTECH ACQUISITION CORP [Member]
Liabilities:
Derivative Liability	446,776	446,776	$ 361,124
Change in fair value of derivative liability - Backstop Subscription Agreement	89,929	89,929
Recurring
Liabilities:
Financial Liabilities Fair Value Disclosure				36,435,000	3,668,000
Recurring | Pay to Play Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure				14,641,000	3,139,000
Recurring | Two Thousand Twenty Three Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure				18,064,000
Recurring | Warrant Liabilities [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure				3,730,000	529,000
Recurring | BURTECH ACQUISITION CORP [Member]
Assets:
Assets, Total				71,432,177
Recurring | Backstop Subscription Agreement | BURTECH ACQUISITION CORP [Member]
Liabilities:
Derivative Liability	446,776,000	446,776,000
U.S. Money Market Funds held in Trust Account | Backstop Subscription Agreement
Assets:
Assets, Total	26,054,000	26,054,000
U.S. Money Market Funds held in Trust Account | Recurring | BURTECH ACQUISITION CORP [Member]
Assets:
Assets, Total	49,915,251	49,915,251		71,432,177	295,802,694
Mutual funds | Backstop Subscription Agreement
Assets:
Assets, Total	5,190,000	5,190,000
U.S. Government treasury securities | Backstop Subscription Agreement
Assets:
Assets, Total	30,058,000	30,058,000
Level 1 | BURTECH ACQUISITION CORP [Member]
Assets:
Assets, Total				71,432,177	295,802,694
Level 1 | Backstop Subscription Agreement
Assets:
Assets, Total	61,302,000	61,302,000
Level 1 | U.S. Money Market Funds held in Trust Account | Backstop Subscription Agreement
Assets:
Assets, Total	26,054,000	26,054,000
Level 1 | U.S. Money Market Funds held in Trust Account | Recurring | BURTECH ACQUISITION CORP [Member]
Assets:
Assets, Total	49,915,251	49,915,251		71,432,177	295,802,694
Level 1 | Mutual funds | Backstop Subscription Agreement
Assets:
Assets, Total	5,190,000	5,190,000
Level 1 | U.S. Government treasury securities | Backstop Subscription Agreement
Assets:
Assets, Total	30,058,000	30,058,000
Level 3 | Backstop Subscription Agreement
Liabilities:
Financial Liabilities Fair Value Disclosure	172,283,000	172,283,000		36,435,000
Level 3 | Backstop Subscription Agreement | Pay to Play Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	15,977,000	15,977,000		14,641,000
Level 3 | Backstop Subscription Agreement | Two Thousand Twenty Three Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	148,551,000	148,551,000		18,064,000
Level 3 | Backstop Subscription Agreement | Warrant Liabilities [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure	7,755,000	7,755,000		3,730,000
Level 3 | Recurring
Liabilities:
Financial Liabilities Fair Value Disclosure				36,435,000	3,668,000
Level 3 | Recurring | Pay to Play Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure				14,641,000	3,139,000
Level 3 | Recurring | Two Thousand Twenty Three Convertible Notes [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure				18,064,000
Level 3 | Recurring | Warrant Liabilities [Member]
Liabilities:
Financial Liabilities Fair Value Disclosure				$ 3,730,000	$ 529,000
Level 3 | Recurring | Backstop Subscription Agreement | BURTECH ACQUISITION CORP [Member]
Liabilities:
Derivative Liability	$ 446,776,000	$ 446,776,000